Investment and Return (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Cash Resources and Other Financial Assets

The Group’s Treasury function aims to protect the Group’s financial investments, while maximising returns. The fair value of financial assets is the same as the carrying amount for 2018 and 2017. The Group’s cash resources and other financial assets are shown below.

	€ million	€ million	€ million	€ million	€ million	€ million
		Non-			Non-
	Current	current	Total	Current	current	Total
Financial assets(a)	2018	2018	2018	2017	2017	2017
Cash and cash equivalents
Cash at bank and in hand	2,174	—	2,174	1,904	—	1,904
Short-term deposits with maturity of less than three months	1,024	—	1,024	1,333	—	1,333
Other cash equivalents	32	—	32	80	—	80

	3,230	—	3,230	3,317	—	3,317

Other financial assets
Amortised cost(b)	382	247	629	—	—	—
Financial assets at fair value through other comprehensive income(c)	154	175	329	—	—	—
Financial assets at fair value through profit or loss:
Derivatives	194	—	194	116	—	116
Other(d)	144	220	364	137	2	139
Held-to-maturity investments	—	—	—	38	125	163
Loans and receivables	—	—	—	277	186	463
Available-for-sale financial assets	—	—	—	202	362	564

	874	642	1,516	770	675	1,445

Total	4,104	642	4,746	4,087	675	4,762

(a)

For the purposes of this note and note 15C, financial assets and liabilities exclude trade and other current receivables and trade payables and other liabilities which are covered in notes 13 and 14 respectively.

(b)	Current amortised cost assets include short-term deposits with banks with maturities of longer than three months. These are reclassified from loans and receivables under IAS 39, on adoption of IFRS9.
(c)

Current financial assets at fair value through other comprehensive income include Indian government securities. Included within non-current financial assets at fair value through other comprehensive income are equity investments of €148 million. These investments are not held by Unilever for trading purposes and hence the Group has opted to recognise fair value movements through other comprehensive income. These assets are reclassified from available-for-sale financial assets on adoption of IFRS 9. The fair value movement in 2018 of these equity investments was €(9) million.

(d)

Current other financial assets at fair value through profit or loss include A- or higher rated money and capital market instruments. Included within non-current financial assets at fair value through profit or loss are assets in a trust to fund benefit obligations in the US (see also note 4B) of €59 million (2017: €63 million) and investments in a number of companies and financial institutions in Europe, Australia, India and the US.

Schedule of Cash and Cash Equivalents Reconciliation to Cash Flow Statement

	€ million	€ million
Cash and cash equivalents reconciliation to the cash flow statement	2018	2017
Cash and cash equivalents per balance sheet	3,230	3,317
Less: bank overdrafts	(140)	(167)
Add: cash and cash equivalents included in assets held for sale	—	19

Cash and cash equivalents per cash flow statement	3,090	3,169